Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006 Telephone: 202.822.9611 Fax: 202.822.0140 www.stradley.com
Cillian M. Lynch, Esquire (202) 419-8416 clynch@stradley.com

                                    1933 Act Rule 497(j)
                                    1933 Act File No. 002-97596
                                    1940 Act File No. 811-04297

May 2, 2022

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: VanEck Funds (the “Registrant”)
File Nos. 002-97596 and 811-04297
Rule 497(j) filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497, would not have differed from those filed in Post-Effective Amendment No. 174 (“Amendment”) to the Registration Statement of the Registrant. The Amendment was filed with the U.S. Securities and Exchange Commission electronically on April 25, 2022, with an effective date of May 1, 2022.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Cillian M. Lynch
Cillian M. Lynch, Esquire

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